Other Operating Expenses (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Operating Expenses [Line Items]
Severance and other operating costs related to closing Roto-Rooter's HVAC business			$ 1,126,000
Other operating expenses		26,221,000	1,126,000
Pre-tax costs incurred with shut-down	1,100,000
Litigation settlement of VITAS segment [Member]
Other Operating Expenses [Line Items]
Litigation settlement		10,500,000
Settlements of Roto-Rooter segment [Member]
Other Operating Expenses [Line Items]
Litigation settlement		$ 15,721,000